Pay vs Performance Disclosure pure in Thousands		12 Months Ended
		Feb. 04, 2024 USD ($)	Jan. 29, 2023 USD ($)	Jan. 30, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

In accordance with SEC rules, the following table sets forth information with respect to how “compensation actually paid” (“CAP”) to our NEOs aligns with company performance. CAP is an SEC-defined term that does not necessarily reflect the amounts ultimately realized by the NEOs or how the Compensation Committee views the link between company performance and NEO compensation. In addition, a significant portion of CAP relates to changes in fair value of unvested equity awards over the course of each year. Unvested equity awards remain subject to risk from forfeiture and vesting conditions and potential future declines in value based on changes in the price of our common stock. The ultimate values actually realized by our NEOs from unvested equity awards cannot be determined until the awards vest.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of initial fixed $100 investment based on4
Year	Summary Compensation Table Total for CEO[1] ($)	Compensation Actually Paid to CEO[2] ($)	Average Summary Compensation Table Total for Other NEOs[1] ($)	Average Compensation Actually Paid to Other NEOs[3] ($)	PVH Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income[5] ($ thousands)	Non-GAAP Earnings Before Interest and Taxes[6] ($ thousands)
2023	15,613,904	31,275,630	4,868,455	6,435,205	140.02	78.65	663,600	951,795
2022	12,139,075	9,531,057	3,912,972	3,363,964	101.26	89.13	200,400	908,543
2021	14,714,208	15,456,925	5,199,568	3,543,319	106.89	96.33	952,300	983,494
2020	16,408,935	23,367,109	5,145,906	6,901,803	97.92	97.80	(1,136,100)	(37,145)

1   Column (b) contains compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Larsson, our current Chief Executive Officer, in 2021, 2022, and 2023, and for our former Chief Executive Officer, Emanuel Chirico, in 2020. Column (d) contains the average of the compensation amounts reported in the “Total” column of the SCT for our NEOs other than our Chief Executive Officer (“Other NEOs”) for each of the years listed. The Other NEOs are as follows:

•  2023: Messrs. Coughlin and Hagman, and Mses. Serrano and Fuller;

•  2022: Messrs. Coughlin and Hagman, Ms. Fuller, James W. Holmes, previously our interim CFO and current Executive Vice President and Controller, Mark D. Fischer, Executive Vice President, General Counsel and Secretary, and Patricia Donnelley, our former CEO PVH Americas and CK Global;

•  2021: Messrs. Holmes and Hagman, Mses. Fuller and Donnelly, Michael A. Shaffer, our former Chief Operating & Financial Officer, and Cheryl Abel-Hodges, our former Chief Executive Officer, Calvin Klein;

•  2020: Mr. Larsson (when he served as our President), Messrs. Hagman and Shaffer, and Ms. Abel-Hodges.

2   Compensation actually paid to our CEOs in each of the years listed reflects the respective amounts set forth in column (b) of the table above, adjusted in accordance with SEC rules. The adjustments for 2023 are set forth in the table below. The dollar amounts in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year.

3   Compensation actually paid to our Other NEOs in each of the years listed reflects the respective amounts set forth in column (d) of the table above, adjusted in accordance with SEC rules. The adjustments for 2023 are set forth in the table below. The dollar amounts in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our Other NEOs during the applicable year.

4   For peer group TSR in 2020 and 2021, we utilized the S&P 500 Apparel, Accessories & Luxury Index. We are no longer included in the S&P 500 Apparel, Accessories & Luxury Goods Index as of 2022 and, as a result, no longer use it as our industry peer group. We are now in the S&P 1500 Apparel, Accessories & Luxury Goods Index (the “New Index”), which we utilized for our 2023 and 2022 peer group TSR and in the stock performance graph required by Item 201(e) of Regulation S-K. The New Index TSR amounts for 2020 and 2021 are $101.06 and $105.40, respectively. TSR assumes an initial investment of $100 in our common stock on February 2, 2020, and reinvestment of dividends. A hypothetical $100 investment in the New Index using the same methodology is shown for comparison.

5   Reflects Net Income in the company’s Consolidated Statements of Operations included in the company’s Annual Report on Form 10-K for the applicable fiscal year.

6   The company-selected financial measure is EBIT on a non-GAAP basis. We calculate our EBIT on a non-GAAP basis by starting with our GAAP results and then apply a list of adjustments and exclusions approved by the Compensation Committee when it makes performance-based awards. See reconciliations on Exhibit A.

Named Executive Officers, Footnote	Column (b) contains compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Larsson, our current Chief Executive Officer, in 2021, 2022, and 2023, and for our former Chief Executive Officer, Emanuel Chirico, in 2020. Column (d) contains the average of the compensation amounts reported in the “Total” column of the SCT for our NEOs other than our Chief Executive Officer (“Other NEOs”) for each of the years listed. The Other NEOs are as follows:

•  2023: Messrs. Coughlin and Hagman, and Mses. Serrano and Fuller;

•  2022: Messrs. Coughlin and Hagman, Ms. Fuller, James W. Holmes, previously our interim CFO and current Executive Vice President and Controller, Mark D. Fischer, Executive Vice President, General Counsel and Secretary, and Patricia Donnelley, our former CEO PVH Americas and CK Global;

•  2021: Messrs. Holmes and Hagman, Mses. Fuller and Donnelly, Michael A. Shaffer, our former Chief Operating & Financial Officer, and Cheryl Abel-Hodges, our former Chief Executive Officer, Calvin Klein;

•  2020: Mr. Larsson (when he served as our President), Messrs. Hagman and Shaffer, and Ms. Abel-Hodges.

Peer Group Issuers, Footnote		For peer group TSR in 2020 and 2021, we utilized the S&P 500 Apparel, Accessories & Luxury Index. We are no longer included in the S&P 500 Apparel, Accessories & Luxury Goods Index as of 2022 and, as a result, no longer use it as our industry peer group.
PEO Total Compensation Amount	[1]	$ 15,613,904	$ 12,139,075	$ 14,714,208	$ 16,408,935
PEO Actually Paid Compensation Amount	[2]	$ 31,275,630	9,531,057	15,456,925	23,367,109
Adjustment To PEO Compensation, Footnote

Adjustments to determine CAP to the Chief Executive Officer for 2023:

2023
Summary Compensation Table Column	$15,613,904
Subtract aggregate change in the actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	(274,671)
Add service cost (actuarially determined for services rendered during the covered year) of pension plans	145,856
Subtract amounts reported under the “Stock Awards” column in the SCT	(8,880,455)
Subtract amounts reported under the “Option Awards” column in the SCT	(2,221,317)
Add the fair value of awards granted during the covered year that remain unvested as of covered year end*	20,945,885
Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end*	6,713,421
Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year*	(766,993)
Compensation Actually Paid to CEO	$31,275,630

*  The fair values of our stock options are estimated as of each measurement date using the Black-Scholes-Merton option valuation model, using assumptions adjusted for moneyness at the time of each measurement date. The fair values of our RSUs are equal to the closing price of our common stock on each measurement date. The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,868,455	3,912,972	5,199,568	5,145,906
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 6,435,205	3,363,964	3,543,319	6,901,803
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to determine CAP to Other NEOs for 2023:

2023
Average SCT Total for Other NEOs	$4,868,455
Add the service cost (actuarially determined for services rendered during the covered year) of pension plans	12,524
Subtract amounts reported under the “Stock Awards” column in the SCT	(2,145,448)
Subtract amounts reported under the “Option Awards” column in the SCT	(381,449)
Add the fair value of awards granted during the covered year that remain unvested as of covered year end*	3,750,507
Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end*	687,759
Add the fair value of awards granted and vested during the covered year*	148,711
Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year*	(82,462)
Subtract the fair value of awards granted in any prior year that were forfeited during the covered year*	(423,392)
Average Compensation Actually Paid to Other NEOs	$6,435,205

*  The fair values of our stock options are estimated as of each measurement date using the Black-Scholes-Merton option valuation model, using assumptions adjusted for moneyness at the time of each measurement date. The fair values of our RSUs are equal to the closing price of our common stock on each measurement date. The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return
PVH TSR vs. Peer Group TSR vs. CAP

Compensation Actually Paid vs. Net Income
PVH Net Income vs. CAP

Compensation Actually Paid vs. Company Selected Measure
PVH Non-GAAP EBIT vs. CAP

Tabular List, Table

Pay Versus Performance: Most Important Measures

In the company’s assessment, the following chart lists the most important financial performance measures we use to link compensation actually paid to the NEOs, as determined in accordance with SEC rules, to company performance for 2023. The Compensation Discussion & Analysis discusses the ways we use these measures in our NEO compensation program and how they are important to and linked with our performance.

Most Important Financial Performance Measures
Earnings Before Interest and Taxes Relative Total Shareholder Return Revenue Return on Invested Capital

Total Shareholder Return Amount	[4]	$ 140.02	101.26	106.89	97.92
Peer Group Total Shareholder Return Amount	[4]	78.65	89.13	96.33	97.8
Net Income (Loss)	[5]	$ 663,600,000	$ 200,400,000	$ 952,300,000	$ (1,136,100,000)
Company Selected Measure Amount	[6]	951,795	908,543	983,494	(37,145)
PEO Name		Mr. Larsson	Mr. Larsson	Mr. Larsson
Measure:: 1
Pay vs Performance Disclosure
Name		Earnings Before Interest and Taxes
Measure:: 2
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name		Revenue
Measure:: 4
Pay vs Performance Disclosure
Name		Return on Invested Capital
Summary Compensation Table Total for CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 15,613,904
Compensation Actually Paid to CEO [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		31,275,630
Average SCT total for Other NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		4,868,455
Average Compensation Actually Paid to Other NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount		6,435,205
PEO | Subtract aggregate change in the actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(274,671)
PEO | Add service cost (actuarially determined for services rendered during the covered year) of pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		145,856
PEO | Subtract amounts reported under the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,880,455)
PEO | Subtract amounts reported under the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,221,317)
PEO | Add the fair value of awards granted during the covered year that remain unvested as of covered year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	20,945,885
PEO | Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	6,713,421
PEO | Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(766,993)
Non-PEO NEO | Subtract amounts reported under the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,145,448)
Non-PEO NEO | Subtract amounts reported under the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(381,449)
Non-PEO NEO | Add the fair value of awards granted during the covered year that remain unvested as of covered year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	3,750,507
Non-PEO NEO | Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	687,759
Non-PEO NEO | Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(82,462)
Non-PEO NEO | Add the service cost (actuarially determined for services rendered during the covered year) of pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,524
Non-PEO NEO | Add the fair value of awards granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	148,711
Non-PEO NEO | Subtract the fair value of awards granted in any prior year that were forfeited during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	$ (423,392)

[1]	Column (b) contains compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Larsson, our current Chief Executive Officer, in 2021, 2022, and 2023, and for our former Chief Executive Officer, Emanuel Chirico, in 2020. Column (d) contains the average of the compensation amounts reported in the “Total” column of the SCT for our NEOs other than our Chief Executive Officer (“Other NEOs”) for each of the years listed. The Other NEOs are as follows:

•  2023: Messrs. Coughlin and Hagman, and Mses. Serrano and Fuller;

•  2022: Messrs. Coughlin and Hagman, Ms. Fuller, James W. Holmes, previously our interim CFO and current Executive Vice President and Controller, Mark D. Fischer, Executive Vice President, General Counsel and Secretary, and Patricia Donnelley, our former CEO PVH Americas and CK Global;

•  2021: Messrs. Holmes and Hagman, Mses. Fuller and Donnelly, Michael A. Shaffer, our former Chief Operating & Financial Officer, and Cheryl Abel-Hodges, our former Chief Executive Officer, Calvin Klein;

•  2020: Mr. Larsson (when he served as our President), Messrs. Hagman and Shaffer, and Ms. Abel-Hodges.

[2]	Compensation actually paid to our CEOs in each of the years listed reflects the respective amounts set forth in column (b) of the table above, adjusted in accordance with SEC rules. The adjustments for 2023 are set forth in the table below. The dollar amounts in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year.
[3]	Compensation actually paid to our Other NEOs in each of the years listed reflects the respective amounts set forth in column (d) of the table above, adjusted in accordance with SEC rules. The adjustments for 2023 are set forth in the table below. The dollar amounts in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our Other NEOs during the applicable year.
[4]	For peer group TSR in 2020 and 2021, we utilized the S&P 500 Apparel, Accessories & Luxury Index. We are no longer included in the S&P 500 Apparel, Accessories & Luxury Goods Index as of 2022 and, as a result, no longer use it as our industry peer group. We are now in the S&P 1500 Apparel, Accessories & Luxury Goods Index (the “New Index”), which we utilized for our 2023 and 2022 peer group TSR and in the stock performance graph required by Item 201(e) of Regulation S-K. The New Index TSR amounts for 2020 and 2021 are $101.06 and $105.40, respectively. TSR assumes an initial investment of $100 in our common stock on February 2, 2020, and reinvestment of dividends. A hypothetical $100 investment in the New Index using the same methodology is shown for comparison.
[5]	Reflects Net Income in the company’s Consolidated Statements of Operations included in the company’s Annual Report on Form 10-K for the applicable fiscal year.
[6]	The company-selected financial measure is EBIT on a non-GAAP basis. We calculate our EBIT on a non-GAAP basis by starting with our GAAP results and then apply a list of adjustments and exclusions approved by the Compensation Committee when it makes performance-based awards. See reconciliations on Exhibit A.
[7]	The fair values of our stock options are estimated as of each measurement date using the Black-Scholes-Merton option valuation model, using assumptions adjusted for moneyness at the time of each measurement date. The fair values of our RSUs are equal to the closing price of our common stock on each measurement date. The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.
[8]	The fair values of our stock options are estimated as of each measurement date using the Black-Scholes-Merton option valuation model, using assumptions adjusted for moneyness at the time of each measurement date. The fair values of our RSUs are equal to the closing price of our common stock on each measurement date. The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.